Additional Notes - Summary of Gross Carrying Amount of Financial Assets by Credit Risk (Details) - Low - Credit risk - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents
Gross Carrying Amount by Credit Risk [Line Items]
Gross carrying amount	€ 158,511	€ 402,353
AC
Gross Carrying Amount by Credit Risk [Line Items]
Gross carrying amount	286,185	490,881
Accounts Receivable
Gross Carrying Amount by Credit Risk [Line Items]
Gross carrying amount	€ 32,260	€ 91,645